Operating Segmentation - Summary of Average Assets, Grouped by Operating Segment (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Disclosure of operating segments [line items]
Net interest income	$ 4,515		$ 4,814	$ 9,236	$ 8,835
Non-interest revenue	3,459		2,975	6,410	4,053
Total Revenue	7,974	$ 7,672	7,789	15,646	12,888
Total provision for (recovery of) credit losses	705	627	1,023	1,332	1,240
Depreciation and amortization	524		564	1,056	948
Non-interest expense	4,320		4,937	9,177	8,935
Income Before Provision for Income Taxes	2,425	1,656	1,265	4,081	1,765
Provision for (recovery of) income taxes	559	364	236	923	603
Reported net income (loss)	1,866	1,292	1,029	3,158	1,162
Non-controlling interest in subsidiaries	4	2	3	6	3
Net income (loss) attributable to bank shareholders	1,862	$ 1,290	1,026	3,152	1,159
Average assets	1,350,439		1,335,112	1,336,058	1,273,783
Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	658		243	1,131	439
Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	47		780	201	801
Canadian P&C [member]
Disclosure of operating segments [line items]
Net interest income	2,154		1,927	4,295	3,886
Non-interest revenue	665		563	1,302	1,161
Total Revenue	2,819		2,490	5,597	5,047
Total provision for (recovery of) credit losses	398		241	693	385
Depreciation and amortization	145		138	288	270
Non-interest expense	1,071		976	2,138	1,949
Income Before Provision for Income Taxes	1,205		1,135	2,478	2,443
Provision for (recovery of) income taxes	333		316	685	673
Reported net income (loss)	872		819	1,793	1,770
Non-controlling interest in subsidiaries	0			0
Net income (loss) attributable to bank shareholders	872		819	1,793	1,770
Average assets	323,710		307,198	322,349	305,461
Canadian P&C [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	295		160	533	295
Canadian P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	103		81	160	90
US P&C [member]
Disclosure of operating segments [line items]
Net interest income	1,994		2,103	4,052	3,535
Non-interest revenue	395		441	791	743
Total Revenue	2,389		2,544	4,843	4,278
Total provision for (recovery of) credit losses	281		71	571	126
Depreciation and amortization	238		265	484	372
Non-interest expense	1,203		1,260	2,423	1,968
Income Before Provision for Income Taxes	667		948	1,365	1,812
Provision for (recovery of) income taxes	124		217	262	416
Reported net income (loss)	543		731	1,103	1,396
Non-controlling interest in subsidiaries	4			4
Net income (loss) attributable to bank shareholders	539		731	1,099	1,396
Average assets	236,135		234,855	234,219	191,859
US P&C [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	288		62	471	104
US P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	(7)		9	100	22
BMO WM [member]
Disclosure of operating segments [line items]
Net interest income	322		364	647	670
Non-interest revenue	1,071		929	2,074	1,751
Total Revenue	1,393		1,293	2,721	2,421
Total provision for (recovery of) credit losses	(7)		4	6	10
Depreciation and amortization	67		74	133	140
Non-interest expense	911		900	1,842	1,758
Income Before Provision for Income Taxes	422		315	740	513
Provision for (recovery of) income taxes	102		75	180	114
Reported net income (loss)	320		240	560	399
Non-controlling interest in subsidiaries	0			0
Net income (loss) attributable to bank shareholders	320		240	560	399
Average assets	63,673		61,695	63,093	58,131
BMO WM [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	6		1	9	2
BMO WM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	(13)		3	(3)	8
BMO CM [member]
Disclosure of operating segments [line items]
Net interest income	358		591	863	1,292
Non-interest revenue	1,303		988	2,387	1,986
Total Revenue	1,661		1,579	3,250	3,278
Total provision for (recovery of) credit losses	52		17	30	7
Depreciation and amortization	74		87	151	166
Non-interest expense	954		973	1,993	1,985
Income Before Provision for Income Taxes	581		502	1,076	1,120
Provision for (recovery of) income taxes	122		132	224	262
Reported net income (loss)	459		370	852	858
Non-controlling interest in subsidiaries	0			0
Net income (loss) attributable to bank shareholders	459		370	852	858
Average assets	455,916		472,043	446,962	467,912
BMO CM [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	61		0	72	(3)
BMO CM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	(9)		17	(42)	10
Corporate services [member]
Disclosure of operating segments [line items]
Net interest income	(313)		(171)	(621)	(548)
Non-interest revenue	25		54	(144)	(1,588)
Total Revenue	(288)		(117)	(765)	(2,136)
Total provision for (recovery of) credit losses	(19)		690	32	712
Depreciation and amortization	0			0
Non-interest expense	181		828	781	1,275
Income Before Provision for Income Taxes	(450)		(1,635)	(1,578)	(4,123)
Provision for (recovery of) income taxes	(122)		(504)	(428)	(862)
Reported net income (loss)	(328)		(1,131)	(1,150)	(3,261)
Non-controlling interest in subsidiaries	0		3	2	3
Net income (loss) attributable to bank shareholders	(328)		(1,134)	(1,152)	(3,264)
Average assets	271,005		259,321	269,435	250,420
Corporate services [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	8		20	46	41
Corporate services [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	$ (27)		$ 670	$ (14)	$ 671